Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Table]
Auditor Name	HTL International, LLC
Auditor Firm ID	7000
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Huadi International Group Co., Ltd. and its subsidiaries (the “Company”) as of September 30, 2025 and 2024, and the related consolidated statements of income and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.